Borrowings (Details 2)-Arun - CNY (¥) ¥ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Borrowings
Short-term	¥ 2,194,957	¥ 2,275,533
Long-term loan due in one year	238,400	22,000
Subtotal	2,433,357	2,297,533
Long-term	2,461,017	1,902,400
Total borrowings	¥ 4,894,374	¥ 4,199,933